UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.4%)
	Asset Management & Custodian (1.6%)
104,722	BlackRock, Inc.	$32,932,975

	Automobiles (2.9%)
277,854	Tesla Motors, Inc. (a)(b)	57,918,666

	Beverage: Soft Drinks (1.3%)
242,705	Keurig Green Mountain, Inc.	25,627,221

	Cable Television Services (2.1%)
389,819	Naspers Ltd., Class N (South Africa)	43,009,914

	Computer Services, Software & Systems (24.7%)
2,638,672	Facebook, Inc., Class A (a)	158,953,601
142,384	Google, Inc., Class A (a)	158,688,392
4,385,667	Groupon, Inc. (a)	34,383,629
132,923	LinkedIn Corp., Class A (a)	24,582,780
1,140,588	Salesforce.com, Inc. (a)	65,116,169
825,706	Twitter, Inc. (a)(b)	38,535,699
229,292	Workday, Inc., Class A (a)	20,964,167

		501,224,437

	Computer Technology (3.0%)
114,151	Apple, Inc. (b)	61,269,408

	Diversified Media (0.4%)
67,488	Liberty Media Corp. (a)	8,822,706

	Diversified Retail (8.5%)
511,587	Amazon.com, Inc. (a)	172,159,257

	Energy Equipment (0.4%)
133,741	SolarCity Corp. (a)(b)	8,374,861

	Fertilizers (2.9%)
523,429	Monsanto Co.	59,550,517

	Financial Data & Systems (8.9%)
1,000,680	Mastercard, Inc., Class A	74,750,796
742,761	MSCI, Inc. (a)	31,953,578
340,457	Visa, Inc., Class A	73,491,048

		180,195,422

	Foods (3.1%)
743,418	Mead Johnson Nutrition Co.	61,807,773

	Health Care Services (1.0%)
120,347	athenahealth, Inc. (a)	19,284,403

	Hotel/Motel (2.5%)
1,642,693	Edenred (France)	51,588,604

	Insurance: Property-Casualty (3.6%)
467,017	Arch Capital Group Ltd. (a)	26,872,158
1,873,302	Progressive Corp. (The)	45,371,375

		72,243,533

	Leisure Time (4.7%)
79,549	Priceline.com, Inc. (a)	94,813,658

	Medical Equipment (10.0%)
797,225	Illumina, Inc. (a)	118,515,469
192,672	Intuitive Surgical, Inc. (a)	84,388,409

		202,903,878

	Oil: Crude Producers (0.9%)
226,536	Range Resources Corp.	18,795,692

	Pharmaceuticals (3.6%)
556,033	Valeant Pharmaceuticals International, Inc. (Canada) (a)	73,301,830

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

	Restaurants (2.4%)
666,028	Starbucks Corp.	48,873,135

	Telecommunications Equipment (3.3%)
1,054,106	Motorola Solutions, Inc.	67,768,475

	Textiles, Apparel & Shoes (2.6%)
273,794	Christian Dior SA (France)	52,783,664

	Total Common Stocks (Cost $1,090,400,525)	1,915,250,029

	Preferred Stock (0.2%)
	Consumer Services: Miscellaneous
235,217	Dropbox, Inc., Series C (a)(c)(d)(e) (acquisition cost - $4,492,927; acquired 1/30/14) (Cost $4,492,927)	4,492,927

NOTIONAL
AMOUNT
	Call Options Purchased (0.1%)
	Foreign Currency Options
21,908,967	USD/CNY December 2014 @ CNY 6.50	61,586
273,014,959	USD/CNY December 2014 @ CNY 6.50	780,823
305,149,826	USD/CNY December 2014 @ CNY 6.50	882,798

	Total Call Options Purchased (Cost $1,887,446)	1,725,207

NUMBER OF
SHARES
(000)
	Short-Term Investments (10.8%)
	Securities held as Collateral on Loaned Securities (5.3%)
	Investment Company (4.1%)
83,143	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $83,142,716)	83,142,716

PRINCIPAL
AMOUNT
(000)		VALUE
	Repurchase Agreements (1.2%)
$6,183	Barclays Capital, Inc. (0.06%, dated 03/31/14, due 04/01/14; proceeds $6,183,022; fully collateralized by a U.S. Government Obligation; 1.50% due 08/31/18; valued at $6,306,682)	6,183,012
6,085	BNP Paribas Securities Corp. (0.05%, dated 03/31/14, due 04/01/14; proceeds $6,084,877; fully collateralized by a U.S. Government Obligation; 0.88% due 02/28/17; valued at $6,206,569)	6,084,869
12,864	Merrill Lynch & Co., Inc. (0.07%, dated 03/31/14, due 04/01/14; proceeds $12,863,929; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 03/01/26 - 10/01/43; valued at $13,121,182)	12,863,904

	Total Repurchase Agreements (Cost $25,131,785)	25,131,785

	Total Securities held as Collateral on Loaned Securities (Cost $108,274,501)	108,274,501

NUMBER OF
SHARES
(000)
	Investment Company (5.5%)
111,635	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $111,635,045)	111,635,045

	Total Short-Term Investments (Cost $219,909,546)	219,909,546

Morgan Stanley Focus Growth Fund

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

Total Investments (Cost $1,316,690,444) (g)(h)	105.5%	2,141,377,709
Liabilities in Excess of Other Assets	(5.5)	(111,475,070)

Net Assets	100.0%	$2,029,902,639

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were $137,953,553 and $142,264,579, respectively. The Fund received cash collateral of $108,274,501 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $33,990,078 was received in the form of U.S. government agencies, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Security has been deemed illiquid at March 31, 2014.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to $4,492,927 and represents 0.2% of net assets.
(e)	At March 31, 2014, the Fund held a fair valued security valued at $4,492,927, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(g)	The fair value and percentage of net assets, $147,382,182 and 7.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Focus Growth Fund

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”); Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Asset Management & Custodian	$32,932,975	$—	$—	$32,932,975
Automobiles	57,918,666	—	—	57,918,666
Beverage: Soft Drinks	25,627,221	—	—	25,627,221
Cable Television Services	—	43,009,914	—	43,009,914
Computer Services, Software & Systems	501,224,437	—	—	501,224,437
Computer Technology	61,269,408	—	—	61,269,408
Diversified Media	8,822,706	—	—	8,822,706
Diversified Retail	172,159,257	—	—	172,159,257
Energy Equipment	8,374,861	—	—	8,374,861
Fertilizers	59,550,517	—	—	59,550,517
Financial Data & Systems	180,195,422	—	—	180,195,422
Foods	61,807,773	—	—	61,807,773
Health Care Services	19,284,403	—	—	19,284,403
Hotel/Motel	—	51,588,604	—	51,588,604
Insurance: Property-Casualty	72,243,533	—	—	72,243,533
Leisure Time	94,813,658	—	—	94,813,658
Medical Equipment	202,903,878	—	—	202,903,878
Oil: Crude Producers	18,795,692	—	—	18,795,692
Pharmaceuticals	73,301,830	—	—	73,301,830
Restaurants	48,873,135	—	—	48,873,135
Telecommunications Equipment	67,768,475	—	—	67,768,475
Textiles, Apparel & Shoes	—	52,783,664	—	52,783,664

Total Common Stocks	1,767,867,847	147,382,182	—	1,915,250,029

Preferred Stock	—	—	4,492,927	4,492,927
Call Options Purchased	—	1,725,207	—	1,725,207
Short-Term Investments
Investment Company	194,777,761	—	—	194,777,761
Repurchase Agreements	—	25,131,785	—	25,131,785

Total Short-Term Investments	194,777,761	25,131,785	—	219,909,546

Total Assets	$1,962,645,608	$174,239,174	$4,492,927	$2,141,377,709

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of $147,382,182 transferred from Level 1 to Level 2. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$—
Purchases	4,492,927
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$4,492,927

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

MS Focus Growth Fund

	Fair Value at March 31, 2014	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Consumer Services:
Miscellaneous
Preferred Stock	$4,492,927	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012 $19.1012	$19.1012	Increase

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014